Net Loss Per Share (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Loss Per Share [Line Items]
Net loss attributable to common shareholders	$ (1,967,734)	$ 601,353	$ (2,926,238)	$ (6,024,480)	$ (11,733,549)	$ (20,521,470)
Basic and diluted:
Weighted average shares outstanding					3,586,741	2,203,678
Less weighted average restricted shares outstanding					(143,372)	(422,370)
Shares used in calculation of basic and diluted net loss per common share					3,443,369	1,781,308
Net loss per common share: Basic and diluted					$ (3.41)	$ (11.52)